Prospectus Supplement dated September 17, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Class A, B, C and Y shares of the Funds listed below:
Invesco Van Kampen Asset Allocation Conservative Fund
Invesco Van Kampen Asset Allocation Moderate Fund
Invesco Van Kampen Asset Allocation Growth Fund
The following information supersedes and replaces in its entirety Schedule I — Underlying Funds of the prospectus:
Schedule I—Underlying Funds
The list below represents those Underlying Funds currently available for investment by Invesco Van Kampen Asset Allocation Conservative Fund, Invesco Van Kampen Asset Allocation Growth Fund and Invesco Van Kampen Asset Allocation Moderate Fund. From time to time, the Adviser may select new or different Underlying Funds other than those listed below.

Underlying Fund Name	Underlying Fund’s Investment Objective and Primary Investment Strategy
Equity Funds
Invesco Balanced-Risk Allocation Fund	to seek total return with a low to moderate correlation to traditional financial market indices. The Adviser seeks to achieve the Fund’s investment objective by investing in derivatives and other financially-linked instruments whose performance is expected to correspond to U.S. and international fixed income, equity and commodity markets.
Invesco Charter Fund	to seek long-term growth of capital. The Adviser seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of equity securities of issuers that have high or improving return on invested capital, quality management, a strong competitive position and which are trading at compelling valuations.
Invesco Developing Markets Fund	to seek long-term growth of capital and, secondarily, income. The Adviser seeks to achieve the Fund’s investment objective by investing primarily in securities issued by foreign companies and governments that are in developing markets countries i.e., those that are in the initial stages of their industrial cycles.
Invesco Diversified Dividend Fund	to seek long-term growth of capital and, secondarily, current income. The Adviser seeks to achieve the Fund’s investment objective by investing primarily in dividend-paying equity securities.
Invesco Endeavor Fund	to seek long-term growth of capital. The Adviser seeks to achieve the Fund’s investment objective by investing primarily in equity securities of mid-capitalization issuers.
Invesco Global Real Estate Fund	to seek total return through growth of capital and current income. The Adviser seeks to achieve the Fund’s investment objective by investing primarily in equity securities of real estate and real estate-related issuers but may also invest in U.S. Treasury and agency bonds and notes.
Invesco International Core Equity Fund	to seek long-term growth of capital. The Adviser seeks to achieve the Fund’s investment objective by investing in a diversified portfolio that consists primarily of equity securities of foreign issuers that are, in the portfolio managers’ view, attractively valued relative to current or projected earnings, or to the current market value of assets owned by the issuer.
Invesco Small Cap Equity Fund	to seek long-term growth of capital. The Adviser seeks to achieve the Fund’s investment objective by investing in equity securities of small-capitalization issuers.
Invesco Van Kampen Capital Growth Fund	to seek capital growth. The Adviser seeks to achieve the Fund’s investment objective by investing in a portfolio of growth oriented companies.
Invesco Van Kampen Comstock Fund	to seek capital growth and income. The Adviser seeks to achieve the Fund’s investment objective by investing primarily in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Invesco Van Kampen Growth and Income Fund	to seek income and long-term growth of capital. The Adviser seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of income-producing equity securities, including common stocks and convertible securities (although investments are also made in non-convertible preferred stocks and debt securities).
Invesco Van Kampen International Growth Fund	to seek capital appreciation, with a secondary objective of income. The Adviser seeks to achieve the Fund’s investment objective by investing primarily in a diversified portfolio of equity securities of issuers located in countries other than the United States.
Fixed Income Funds
Invesco Emerging Market Local Currency Debt Fund	to provide total return. The Adviser seeks to achieve the Fund’s investment objective by investing in debt securities denominated in the currencies of emerging market countries.
Invesco Floating Rate Fund	to provide a high level of current income and, secondarily, preservation of capital. The Adviser seeks to achieve the Fund’s investment objective by investing in senior secured floating rate loans made by banks and other financial institutions and in senior secured

Underlying Fund Name	Underlying Fund’s Investment Objective and Primary Investment Strategy
floating rate debt securities.
Invesco Van Kampen Corporate Bond Fund	to seek to provide current income with preservation of capital. Capital appreciation is a secondary objective that is sought only when consistent with the Fund’s primary investment objective. The Adviser seeks to achieve the Fund’s investment objectives by investing primarily in a portfolio of corporate debt securities.
Invesco Van Kampen Government Securities Fund	to provide investors with high current return consistent with preservation of capital. The Adviser seeks to achieve the Fund’s investment objective by investing substantially all of its total assets in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including mortgage-related securities issued or guaranteed by instrumentalities of the U.S. government.
Invesco Van Kampen High Yield Fund	to seek to maximize current income. Capital appreciation is a secondary objective which is sought only when consistent with the Fund’s primary investment objective. The Adviser seeks to achieve the Fund’s investment objectives by investing primarily in a portfolio of high-yielding, high-risk bonds and other income securities, such as convertible securities and preferred stock.
Invesco Van Kampen Limited Duration Fund	to seek to provide investors with a high current return and relative safety of capital. The Adviser seeks to achieve the Fund’s investment objective by investing primarily in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, investment grade corporate bonds, mortgage-related or mortgage-backed securities, asset-backed securities and certain other debt obligations.
Invesco Van Kampen U.S. Mortgage Fund	to provide a high level of current income, with liquidity and safety of principal. The Adviser seeks to achieve the Fund’s investment objective by investing primarily in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

Statement of Additional Information Supplement dated September 17, 2010
The purpose of this mailing is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, S, Y, Investor and Institutional Class shares, as applicable, of the Funds listed below:
Invesco Basic Value Fund
Invesco Conservative Allocation Fund
Invesco Global Equity Fund
Invesco Growth Allocation Fund
Invesco Income Allocation Fund
Invesco International Allocation Fund
Invesco Mid Cap Core Equity Fund
Invesco Moderate Allocation Fund
Invesco Moderate Growth Allocation Fund
Invesco Moderately Conservative Allocation Fund
Invesco Small Cap Growth Fund
The following information replaces in its entirety the second paragraph and table appearing under the heading “DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS — Classification- Asset Allocation Funds” in the Statement of Additional Information:
          “Following is the list of the underlying funds in which the Asset Allocation Funds invest (Underlying Funds) and their current related percentage allocations (the allocation percentages may not add to 100% due to rounding). The Underlying Funds in which the Asset Allocation Funds invest are mutual funds advised by Invesco (such funds are referred to as the Invesco Funds) and exchange-traded funds advised by Invesco PowerShares Capital Management LLC (PowerShares Capital), an affiliate of Invesco (such funds are referred to as the PowerShares ETFs). Invesco and PowerShares Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd. The Underlying Funds and their percentage allocations have been selected for use over long periods of time, but may change in the future without shareholder approval. The actual percentage allocations will vary from the target weightings in the Underlying Funds due to factors such as market movements and capital flows. Invesco automatically rebalances the Asset Allocation Funds’ (except for Invesco Income Allocation Fund and Invesco International Allocation Fund) investments in the Underlying Funds on a quarterly basis to bring them back within their percentage allocations. Invesco automatically rebalances the Invesco Income Allocation Fund and Invesco International Allocation Fund investments in the Underlying Funds on an annual basis to bring them back within their percentage allocations. Invesco has the ability to rebalance on a more frequent basis if necessary. Invesco may change an Asset Allocation Fund’s Underlying Funds or percentage allocation in the Underlying Funds without shareholder approval. Some portion of each Asset Allocation Fund’s portfolio may be held in cash due to purchase and redemption activity and other short term cash needs and the percentage allocations do not reflect the Asset Allocation Funds’ working cash balances. Cash flows will be managed to help maintain target percentage allocations.

	Invesco	Invesco	Invesco	Invesco	Invesco	Invesco Moderate	Invesco
	Conservative	Growth	Income	International	Moderate	Growth	Moderately
	Allocation	Allocation	Allocation	Allocation	Allocation	Allocation	Conservative
Underlying Funds	Fund	Fund	Fund	Fund	Fund	Fund	Allocation Fund
Invesco Balanced-Risk Allocation Fund	8.000%	18.000%	0.000%	0.000%	14.000%	16.000%	11.000%
Invesco Charter Fund	2.290%	6.030%	0.000%	0.000%	4.410%	5.260%	2.720%
Invesco Core Bond Fund	19.940%	0.000%	17.500%	0.000%	19.640%	6.010%	20.370%
Invesco Developing Markets Fund	2.700%	7.100%	0.000%	5.000%	5.200%	6.200%	3.200%
Invesco Diversified Dividend Fund	3.500%	9.210%	15.000%	0.000%	6.760%	8.050%	4.150%
Invesco Emerging Market Local Currency Debt Fund	2.010%	4.960%	0.000%	0.000%	3.000%	4.970%	2.000%
Invesco Endeavor Fund	1.760%	4.620%	0.000%	0.000%	3.380%	4.030%	2.080%
Invesco Floating Rate Fund	6.500%	0.000%	7.000%	0.000%	3.400%	1.100%	5.700%
Invesco Global Real Estate Fund	1.620%	4.260%	0.000%	0.000%	3.120%	3.720%	1.920%
Invesco High Yield Fund	0.000%	4.950%	14.000%	0.000%	7.960%	9.920%	4.000%
AGS SUP-3 091710

	Invesco	Invesco	Invesco	Invesco	Invesco	Invesco Moderate	Invesco
	Conservative	Growth	Income	International	Moderate	Growth	Moderately
	Allocation	Allocation	Allocation	Allocation	Allocation	Allocation	Conservative
Underlying Funds	Fund	Fund	Fund	Fund	Fund	Fund	Allocation Fund
Invesco Income Fund	0.000%	0.000%	8.500%	0.000%	0.000%	0.000%	0.000%
Invesco International Core Equity Fund	3.380%	8.880%	5.000%	35.000%	6.500%	7.750%	4.000%
Invesco International Growth Fund	3.110%	8.170%	0.000%	22.500%	5.980%	7.130%	3.680%
Invesco International Small Company Fund	0.000%	0.000%	0.000%	10.000%	0.000%	0.000%	0.000%
Invesco International Total Return Fund	0.000%	0.000%	5.000%	0.000%	0.000%	0.000%	0.000%
Invesco Large Cap Growth Fund	3.260%	8.570%	0.000%	0.000%	6.270%	7.480%	3.860%
Invesco Limited Maturity Treasury Fund	7.960%	0.000%	0.000%	0.000%	0.000%	0.000%	0.000%
Invesco Select Real Estate Income Fund	0.000%	0.000%	7.000%	0.000%	0.000%	0.000%	0.000%
Invesco Short Term Bond Fund	23.890%	0.000%	6.000%	0.000%	0.000%	0.000%	12.000%
Invesco Small Cap Equity Fund	1.490%	3.910%	0.000%	0.000%	2.860%	3.410%	1.760%
Invesco U.S. Government Fund	0.000%	1.090%	7.000%	0.000%	0.000%	0.000%	12.930%
Invesco Utilities Fund	0.000%	0.000%	8.000%	0.000%	0.000%	0.000%	0.000%
Invesco Van Kampen Comstock Fund	2.120%	5.560%	0.000%	0.000%	4.070%	4.860%	2.510%
Invesco Van Kampen Growth & Income Fund	1.790%	4.710%	0.000%	0.000%	3.450%	4.110%	2.120%
Liquid Assets Portfolio	4.700%	0.000%	0.000%	0.000%	0.000%	0.000%	0.000%
PowerShares International Dividend Achievers Portfolio	0.000%	0.000%	0.000%	27.500%	0.000%	0.000%	0.000%”
AGS SUP-3 091710

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